UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22048

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments

Foreign Corporate Bonds — 2.4%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.8%
Simpar Finance S.a.r.l., 10.75%, 2/12/28(1)	BRL	53,195	$ 8,441,775
			$ 8,441,775
Colombia — 0.3%
Patrimonio Autonomo Union del Sur, 6.66%, 2/28/41(2)	COP	18,185,000	$ 3,667,043
			$ 3,667,043
Mexico — 0.1%
Petroleos Mexicanos, 7.19%, 9/12/24(2)	MXN	10,630	$ 556,246
			$ 556,246
Peru — 1.0%
Alicorp SAA, 6.875%, 4/17/27(1)	PEN	25,530	$ 6,349,936
Telefonica del Peru SAA, 7.375%, 4/10/27(2)	PEN	24,500	4,771,684
			$ 11,121,620
Uzbekistan — 0.2%
International Finance Corp., 16.00%, 2/21/25	UZS	27,000,000	$ 2,216,031
			$ 2,216,031
Total Foreign Corporate Bonds (identified cost $23,040,707)			$ 26,002,715

Loan Participation Notes — 2.4%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 2.4%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(1)(3)(4)	UZS	159,404,590	$ 12,737,558
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(1)(3)(4)	UZS	168,226,770	12,819,584
Total Loan Participation Notes (identified cost $28,312,513)			$ 25,557,142

Sovereign Government Bonds — 74.3%
Security	Principal Amount (000's omitted)		Value
Armenia — 2.4%
Republic of Armenia Treasury Bond:
9.00%, 4/29/26	AMD	212,760	$ 514,421
9.25%, 4/29/28	AMD	3,148,100	7,499,198
9.60%, 10/29/33	AMD	5,743,604	13,651,980
9.75%, 10/29/50	AMD	719,503	1,716,387
9.75%, 10/29/52	AMD	781,610	1,861,584
			$ 25,243,570
Azerbaijan — 0.3%
Republic of Azerbaijan, 4.75%, 3/18/24(1)	USD	3,142	$ 3,111,051
			$ 3,111,051
Bahrain — 0.2%
CBB International Sukuk Programme Co. WLL, 6.25%, 11/14/24(1)	USD	2,624	$ 2,600,762
			$ 2,600,762
Benin — 0.0%(5)
Benin Government International Bond, 5.75%, 3/26/26(1)	EUR	316	$ 326,853
			$ 326,853
Bosnia and Herzegovina — 0.1%
Republic of Srpska:
1.50%, 12/15/23	BAM	5	$ 2,590
1.50%, 5/31/25	BAM	1,112	594,438
1.50%, 6/9/25	BAM	107	57,290
1.50%, 12/24/25	BAM	174	93,598
1.50%, 9/25/26	BAM	108	58,347
1.50%, 9/26/27	BAM	44	23,292
			$ 829,555
Brazil — 0.4%
Nota do Tesouro Nacional, 10.00%, 1/1/27	BRL	22,375	$ 4,301,621
			$ 4,301,621
Chile — 0.5%
Bonos de la Tesoreria de la Republica en pesos, 5.30%, 11/1/37(1)(2)	CLP	5,355,000	$ 5,302,158
			$ 5,302,158

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Colombia — 0.1%
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	$ 856,560
			$ 856,560
Czech Republic — 3.3%
Czech Republic Government Bond:
0.95%, 5/15/30(1)	CZK	140,000	$ 4,828,461
2.00%, 10/13/33	CZK	308,750	10,546,940
2.50%, 8/25/28(1)	CZK	509,740	20,113,594
			$ 35,488,995
Dominican Republic — 5.2%
Dominican Republic:
8.00%, 1/15/27(1)	DOP	111,360	$ 1,821,686
8.00%, 2/12/27(1)	DOP	568,540	9,401,250
11.25%, 9/15/35(2)	DOP	140,600	2,457,159
12.00%, 8/8/25(2)	DOP	616,460	10,972,001
12.75%, 9/23/29(2)	DOP	377,800	7,368,915
13.00%, 6/10/34(1)	DOP	35,400	723,258
13.625%, 2/3/33(2)	DOP	467,800	9,382,225
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(1)	DOP	36,140	577,843
12.00%, 10/3/25(2)	DOP	221,270	3,942,496
13.00%, 12/5/25(2)	DOP	383,340	6,968,610
13.00%, 1/30/26(2)	DOP	105,090	1,912,179
			$ 55,527,622
Hungary — 2.0%
Hungary Government Bond:
2.25%, 4/20/33	HUF	1,715,000	$ 3,184,697
3.00%, 4/25/41	HUF	4,910,850	7,734,134
3.25%, 10/22/31	HUF	2,700,000	5,715,856
4.00%, 4/28/51	HUF	524,540	867,824
4.75%, 11/24/32	HUF	1,572,100	3,588,731
			$ 21,091,242
India — 3.3%
India Government Bond:
7.10%, 4/18/29	INR	2,259,990	$ 26,804,727
7.26%, 2/6/33	INR	693,050	8,268,279
			$ 35,073,006
Indonesia — 7.4%
Indonesia Government Bond:
6.375%, 4/15/32	IDR	46,500,000	$ 2,797,874
Security	Principal Amount (000's omitted)		Value
Indonesia (continued)
Indonesia Government Bond: (continued)
6.50%, 2/15/31	IDR	335,135,000	$ 20,301,987
7.00%, 2/15/33	IDR	27,742,000	1,733,050
7.125%, 6/15/38	IDR	37,641,000	2,359,831
7.125%, 6/15/42	IDR	60,101,000	3,757,514
7.125%, 6/15/43	IDR	162,709,000	10,215,636
7.375%, 5/15/48	IDR	16,622,000	1,066,539
7.50%, 5/15/38	IDR	232,589,000	15,000,782
7.50%, 4/15/40	IDR	45,427,000	2,926,374
8.25%, 6/15/32	IDR	11,609,000	776,915
8.25%, 5/15/36	IDR	242,576,000	16,454,090
8.375%, 4/15/39	IDR	22,764,000	1,573,346
9.50%, 5/15/41	IDR	5,702,000	442,071
			$ 79,406,009
Ivory Coast — 0.2%
Ivory Coast Government International Bond, 5.125%, 6/15/25(1)	EUR	1,726	$ 1,799,617
			$ 1,799,617
Jordan — 0.4%
Kingdom of Jordan, 4.95%, 7/7/25(1)	USD	4,503	$ 4,208,742
			$ 4,208,742
Malaysia — 5.8%
Malaysia Government Bond:
3.582%, 7/15/32	MYR	29,072	$ 5,848,938
3.733%, 6/15/28	MYR	7,900	1,643,919
3.757%, 5/22/40	MYR	17,415	3,358,018
3.828%, 7/5/34	MYR	130,100	26,409,692
4.065%, 6/15/50	MYR	25,800	4,996,896
4.254%, 5/31/35	MYR	27,750	5,840,165
4.642%, 11/7/33	MYR	25,940	5,693,935
4.696%, 10/15/42	MYR	36,069	7,831,552
			$ 61,623,115
Mexico — 6.2%
Mexican Bonos:
7.50%, 6/3/27	MXN	148,017	$ 7,520,818
7.75%, 5/29/31	MXN	149,400	7,224,218
7.75%, 11/13/42(6)	MXN	361,250	16,009,693
8.00%, 7/31/53(6)	MXN	120,800	5,390,270
8.50%, 5/31/29	MXN	178,520	9,209,692
8.50%, 11/18/38	MXN	410,469	19,890,964

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexican Bonos: (continued)
10.00%, 11/20/36	MXN	22,074	$ 1,213,278
			$ 66,458,933
North Macedonia — 0.1%
North Macedonia Government International Bond:
2.75%, 1/18/25(1)	EUR	913	$ 928,283
3.675%, 6/3/26(1)	EUR	600	597,194
			$ 1,525,477
Oman — 0.3%
Oman Government International Bond, 4.875%, 2/1/25(1)	USD	3,173	$ 3,114,696
			$ 3,114,696
Panama — 0.0%(5)
Panama Bonos del Tesoro, 6.375%, 7/25/33(1)(2)	USD	395	$ 361,145
			$ 361,145
Paraguay — 0.2%
Republic of Paraguay, 5.00%, 4/15/26(1)	USD	2,174	$ 2,119,085
			$ 2,119,085
Peru — 4.7%
Peru Government Bond:
5.40%, 8/12/34	PEN	7,309	$ 1,589,512
5.94%, 2/12/29	PEN	100,914	25,188,408
6.15%, 8/12/32	PEN	15,223	3,625,042
6.35%, 8/12/28	PEN	8,808	2,261,537
6.85%, 2/12/42	PEN	19,284	4,597,275
6.90%, 8/12/37	PEN	8,763	2,121,034
6.95%, 8/12/31	PEN	3,863	980,754
7.30%, 8/12/33(1)(2)	PEN	40,795	10,412,163
			$ 50,775,725
Romania — 5.0%
Romania Government International Bond:
2.75%, 2/26/26(1)	EUR	2,755	$ 2,794,674
3.624%, 5/26/30(1)	EUR	2,755	2,524,290
Romanian Government Bond:
2.50%, 10/25/27	RON	70,650	13,013,678
3.25%, 6/24/26	RON	57,650	11,437,786
4.15%, 1/26/28	RON	48,045	9,368,411
4.25%, 4/28/36	RON	20,630	3,384,732
Security	Principal Amount (000's omitted)		Value
Romania (continued)
Romanian Government Bond: (continued)
4.85%, 4/22/26	RON	32,030	$ 6,604,830
5.80%, 7/26/27	RON	16,020	3,325,502
8.75%, 10/30/28	RON	6,025	1,389,715
			$ 53,843,618
Serbia — 2.2%
Serbia Treasury Bond:
4.50%, 8/20/32	RSD	2,566,470	$ 20,416,230
5.875%, 2/8/28	RSD	296,460	2,739,407
			$ 23,155,637
Seychelles — 0.0%(5)
Republic of Seychelles, 8.00%, 1/1/26(1)	USD	491	$ 496,040
			$ 496,040
South Africa — 14.2%
Republic of South Africa:
8.00%, 1/31/30	ZAR	361,300	$ 17,063,731
8.25%, 3/31/32	ZAR	181,004	7,987,499
8.50%, 1/31/37	ZAR	369,200	14,677,922
8.75%, 1/31/44	ZAR	284,087	10,747,672
8.75%, 2/28/48	ZAR	69,430	2,611,425
9.00%, 1/31/40	ZAR	334,480	13,343,307
10.50%, 12/21/26	ZAR	831,768	46,036,766
10.50%, 12/21/26	ZAR	710,195	39,307,909
			$151,776,231
Suriname — 0.9%
Republic of Suriname:
9.25%, 10/26/26(1)(7)	USD	8,268	$ 7,544,550
12.875%, 12/30/23(1)(7)	USD	1,698	1,555,368
12.875%, 12/30/23(2)(7)	USD	1,055	966,380
			$ 10,066,298
Thailand — 4.5%
Thailand Government Bond:
1.585%, 12/17/35	THB	378,694	$ 8,669,452
1.60%, 12/17/29	THB	200,000	5,140,018
3.30%, 6/17/38	THB	594,751	15,976,260
3.40%, 6/17/36	THB	205,000	5,645,362
3.65%, 6/20/31	THB	264,884	7,627,451
4.875%, 6/22/29	THB	183,489	5,614,269
			$ 48,672,812

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)		Value
Ukraine — 0.5%
Ukraine Government Bond:
10.95%, 11/1/23	UAH	31,964	$ 835,799
11.67%, 11/22/23	UAH	17,516	409,187
15.84%, 2/26/25	UAH	187,405	4,054,555
			$ 5,299,541
United Arab Emirates — 0.3%
Sharjah Sukuk, Ltd., 3.764%, 9/17/24(1)	USD	2,747	$ 2,685,341
			$ 2,685,341
Uruguay — 1.5%
Uruguay Government Bond:
3.875%, 7/2/40(8)	UYU	259,753	$ 6,595,380
9.75%, 7/20/33	UYU	323,861	8,076,428
Uruguay Monetary Regulation Bill, 0.00%, 7/3/24	UYU	38,225	897,640
			$ 15,569,448
Uzbekistan — 1.3%
Republic of Uzbekistan:
4.75%, 2/20/24(1)	USD	3,100	$ 3,080,141
14.00%, 7/19/24(1)	UZS	10,590,000	864,780
16.25%, 10/12/26(1)	UZS	117,030,000	9,613,182
			$ 13,558,103
Vietnam — 0.3%
Vietnam Government International Bond, 4.80%, 11/19/24(1)	USD	3,124	$ 3,069,174
			$ 3,069,174
Zambia — 0.5%
Zambia Government Bond:
11.00%, 1/25/26	ZMW	100,560	$ 3,983,076
11.00%, 6/28/26	ZMW	4,262	160,508
11.00%, 12/27/26	ZMW	21,670	769,794
12.00%, 6/28/28	ZMW	14,500	470,466
12.00%, 8/30/28	ZMW	1,500	47,984
12.00%, 11/29/28	ZMW	4,500	141,229
13.00%, 1/25/31	ZMW	7,100	199,993
			$ 5,773,050
Total Sovereign Government Bonds (identified cost $918,487,957)			$795,110,832

Short-Term Investments — 15.8%
Affiliated Fund — 9.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.25%(9)	97,178,009	$ 97,178,009
Total Affiliated Fund (identified cost $97,178,009)		$ 97,178,009

Repurchase Agreements — 0.8%
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC:
Dated 9/29/23 with an interest rate of 5.15%, collateralized by MXN 71,042,171 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $3,444,949(10)	USD	3,566	$ 3,566,423
Dated 10/16/23 with an interest rate of 5.15%, collateralized by MXN 91,904,389 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $4,595,894(10)	USD	4,685	4,684,754
Total Repurchase Agreements (identified cost $8,251,177)			$ 8,251,177

Sovereign Government Securities — 3.1%
Security	Principal Amount (000's omitted)		Value
Brazil — 2.3%
Letra do Tesouro Nacional, 0.00%, 1/1/24	BRL	130,000	$ 25,307,594
			$ 25,307,594
Sri Lanka — 0.8%
Sri Lanka Treasury Bills:
0.00%, 11/17/23	LKR	639,000	$ 1,938,744
0.00%, 11/24/23	LKR	97,000	293,450
0.00%, 12/8/23	LKR	101,000	303,758
0.00%, 1/5/24	LKR	70,000	207,977
0.00%, 1/12/24	LKR	1,847,000	5,470,501
			$ 8,214,430
Total Sovereign Government Securities (identified cost $34,642,396)			$ 33,522,024

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

U.S. Treasury Obligations — 2.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 11/30/23(11)	$20,000	$ 19,914,869
0.00%, 1/9/24	10,000	9,898,848
Total U.S. Treasury Obligations (identified cost $29,813,076)		$ 29,813,717
Total Short-Term Investments (identified cost $169,884,658)		$168,764,927

Total Purchased Options — 0.0%(5) (identified cost $505,336)	$ 412,361
Total Investments — 94.9% (identified cost $1,140,231,171)	$1,015,847,977
Total Written Options — (0.0)%(5) (premiums received $180,858)	$ (108,317)
Securities Sold Short — (0.7)%
Sovereign Government Bonds — (0.7)%
Security	Principal Amount (000's omitted)		Value
Mexico — (0.7)%
Mexican Udibonos:
4.00%, 11/15/40(8)	MXN	(91,904)	$ (4,514,899)
4.00%, 11/3/50(8)	MXN	(71,042)	(3,382,340)
Total Sovereign Government Bonds (proceeds $8,108,487)			$ (7,897,239)
Total Securities Sold Short (proceeds $8,108,487)			$ (7,897,239)
Value
Other Assets, Less Liabilities — 5.8%	$ 62,171,742
Net Assets — 100.0%	$1,070,014,163
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2023, the aggregate value of these securities is $146,924,234 or 13.7% of the Portfolio's net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2023, the aggregate value of these securities is $69,040,404 or 6.5% of the Portfolio's net assets.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).
(4)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(5)	Amount is less than 0.05% or (0.05)%, as applicable.
(6)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(7)	Issuer is in default with respect to interest and/or principal payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(8)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2023.
(10)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(11)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	CNH	7.30	1/18/24	$224,924
Call USD vs. Put CNH	Goldman Sachs International	USD	21,500,000	CNH	7.30	1/18/24	187,437
Total							$412,361
(1)	Amount is less than 0.05%.

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Written Currency Options (OTC) — (0.0)%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Call USD vs. Put CNH	Barclays Bank PLC	USD	25,800,000	CNH	7.50	1/18/24	$ (59,082)
Call USD vs. Put CNH	Goldman Sachs International	USD	21,500,000	CNH	7.50	1/18/24	(49,235)
Total							$(108,317)
(1)	Amount is less than (0.05)%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	134,571,000	USD	26,984,343	11/3/23	$ (293,016)
BRL	140,344,000	USD	28,136,327	11/3/23	(299,961)
USD	29,186,251	BRL	146,048,000	11/3/23	218,531
USD	25,686,067	BRL	128,867,000	11/3/23	126,093
BRL	511,000	USD	101,916	12/4/23	(945)
BRL	7,016,000	USD	1,399,960	12/4/23	(13,632)
BRL	15,300,000	USD	3,059,523	12/4/23	(36,315)
BRL	114,634,018	USD	23,221,719	12/4/23	(570,580)
BRL	166,539,000	USD	33,745,137	12/4/23	(837,819)
USD	10,775,855	BRL	53,195,005	12/4/23	264,773
USD	4,589,695	BRL	22,800,000	12/4/23	84,523
USD	1,262,069	BRL	6,400,000	12/4/23	(2,541)
USD	2,825,551	BRL	14,387,000	12/4/23	(17,252)
USD	2,532,453	BRL	13,100,000	12/4/23	(56,045)
CLP	24,220,766,480	USD	26,934,408	12/20/23	51,636
CLP	388,498,000	USD	433,471	12/20/23	(618)
CLP	388,498,000	USD	433,722	12/20/23	(870)
CLP	776,996,000	USD	866,699	12/20/23	(994)
CLP	388,498,000	USD	433,955	12/20/23	(1,102)
CLP	388,498,000	USD	433,955	12/20/23	(1,102)
CLP	388,498,000	USD	434,805	12/20/23	(1,952)
COP	11,180,000,000	USD	2,674,533	12/20/23	12,847
COP	246,540,445,850	USD	59,585,663	12/20/23	(323,785)
EUR	10,518,605	USD	11,263,533	12/20/23	(108,987)
EUR	204,326,386	USD	218,796,781	12/20/23	(2,117,097)
IDR	5,348,958,600	USD	340,184	12/20/23	(4,652)
IDR	51,781,800,000	USD	3,370,443	12/20/23	(122,247)
IDR	67,024,020,864	USD	4,362,776	12/20/23	(158,459)
IDR	1,211,703,462,139	USD	77,062,235	12/20/23	(1,053,870)
KRW	2,077,000,000	USD	1,566,767	12/20/23	(27,494)
KRW	2,524,400,000	USD	1,904,992	12/20/23	(34,149)
KRW	20,895,000,000	USD	15,761,960	12/20/23	(276,596)
KRW	25,386,400,000	USD	19,157,378	12/20/23	(343,420)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PEN	31,080,000	USD	8,002,678	12/20/23	$ 72,371
PEN	22,000,000	USD	5,668,642	12/20/23	47,287
PEN	4,400,000	USD	1,134,708	12/20/23	8,478
PEN	12,722,200	USD	3,313,677	12/20/23	(8,259)
PEN	14,000,000	USD	3,665,401	12/20/23	(27,992)
PEN	46,088,218	USD	12,390,638	12/20/23	(416,231)
USD	9,114,867	CLP	8,196,543,685	12/20/23	(17,474)
USD	2,399,352	CLP	2,193,200,000	12/20/23	(44,245)
USD	4,418,767	COP	18,283,000,000	12/20/23	24,011
USD	2,706,205	COP	11,197,140,625	12/20/23	14,705
USD	312,575	COP	1,293,302,166	12/20/23	1,699
USD	8,845,257	COP	36,884,900,000	12/20/23	(20,908)
USD	48,488,062	EUR	45,281,244	12/20/23	469,175
USD	47,762,895	EUR	44,604,037	12/20/23	462,158
USD	37,382,736	EUR	34,910,383	12/20/23	361,719
USD	21,652,581	EUR	20,220,561	12/20/23	209,512
USD	7,086,873	EUR	6,618,174	12/20/23	68,573
USD	5,893,758	EUR	5,503,967	12/20/23	57,029
USD	1,930,776	EUR	1,803,082	12/20/23	18,682
USD	1,229,668	EUR	1,148,342	12/20/23	11,898
USD	753,189	EUR	703,376	12/20/23	7,288
USD	10,682,290	IDR	164,331,000,000	12/20/23	374,049
USD	18,370,028	IDR	288,844,814,013	12/20/23	251,221
USD	6,889,305	IDR	105,840,397,540	12/20/23	250,094
USD	5,339,550	IDR	82,165,000,000	12/20/23	185,461
USD	5,339,268	IDR	82,166,000,000	12/20/23	185,117
USD	9,764,321	IDR	153,531,259,462	12/20/23	133,533
USD	2,811,839	IDR	43,339,611,579	12/20/23	93,210
USD	2,653,144	IDR	40,862,100,000	12/20/23	89,925
USD	2,253,655	IDR	34,946,300,000	12/20/23	61,525
USD	825,172	INR	68,540,000	12/20/23	3,297
USD	1,508,621	INR	126,000,000	12/20/23	(2,267)
USD	2,525,736	INR	211,000,000	12/20/23	(4,402)
USD	3,787,294	INR	316,400,000	12/20/23	(6,714)
USD	5,052,682	INR	422,000,000	12/20/23	(7,594)
USD	6,500,658	INR	543,000,000	12/20/23	(10,550)
USD	794,407	KRW	1,050,000,000	12/20/23	16,248
USD	2,459,266	KRW	3,316,000,000	12/20/23	1,765
USD	22,085,840	PEN	82,230,000	12/20/23	721,257
USD	13,001,207	PEN	48,475,000	12/20/23	406,678
USD	6,381,339	PEN	23,759,000	12/20/23	208,395
USD	3,756,470	PEN	14,006,000	12/20/23	117,502
USD	2,348,701	PEN	8,736,229	12/20/23	78,898
USD	5,733,735	PEN	21,900,000	12/20/23	43,788

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	678,765	PEN	2,524,734	12/20/23	$ 22,801
USD	610,228	PEN	2,272,000	12/20/23	19,928
USD	2,127,670	PEN	8,142,000	12/20/23	12,257
USD	2,067,635	PEN	7,930,000	12/20/23	7,302
USD	176,193	PEN	656,000	12/20/23	5,754
USD	5,596,151	PEN	21,520,000	12/20/23	4,934
USD	2,022,633	PEN	7,775,000	12/20/23	2,571
USD	16,204	PEN	62,690	12/20/23	(84)
USD	3,264,948	PEN	12,659,510	12/20/23	(24,182)
BRL	128,867,000	USD	25,508,621	1/3/24	(125,111)
BRL	146,048,000	USD	28,984,104	1/3/24	(216,376)
					$ (1,747,391)
Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	8,931,620	USD	9,461,033	Goldman Sachs International	11/3/23	$ —	$ (10,111)
EUR	2,865,394	USD	3,030,660	Standard Chartered Bank	11/3/23	1,334	—
EUR	2,768,618	USD	2,930,352	Standard Chartered Bank	11/3/23	—	(761)
EUR	6,780,736	USD	7,145,621	UBS AG	11/3/23	29,361	—
USD	219,729	UZS	2,692,778,443	JPMorgan Chase Bank, N.A.	11/6/23	145	—
UZS	2,692,778,443	USD	216,810	JPMorgan Chase Bank, N.A.	11/7/23	2,155	—
ILS	15,206,967	USD	4,015,781	Goldman Sachs International	11/13/23	—	(252,017)
USD	3,862,970	ILS	15,206,967	Citibank, N.A.	11/13/23	99,206	—
USD	5,245,855	PEN	20,107,000	Standard Chartered Bank	11/13/23	14,119	—
MYR	15,000,000	USD	3,252,456	Barclays Bank PLC	11/15/23	—	(101,673)
MYR	48,967,000	USD	10,845,404	Goldman Sachs International	11/15/23	—	(559,779)
MYR	97,050,000	USD	20,970,182	State Street Bank and Trust Company	11/15/23	—	(584,618)
USD	8,630,565	MYR	38,967,000	Goldman Sachs International	11/15/23	445,462	—
ILS	34,199,026	USD	9,047,361	HSBC Bank USA, N.A.	11/24/23	—	(579,103)
USD	5,222,891	ILS	20,560,434	Standard Chartered Bank	11/24/23	131,780	—
USD	3,454,645	ILS	13,638,592	UBS AG	11/24/23	77,498	—
UZS	11,828,431,118	USD	1,004,111	ICBC Standard Bank plc	11/27/23	—	(39,536)
ILS	30,166,667	USD	8,024,095	BNP Paribas	11/28/23	—	(553,063)
USD	2,797,463	ILS	11,035,552	Citibank, N.A.	11/28/23	64,414	—
USD	4,853,519	ILS	19,131,115	JPMorgan Chase Bank, N.A.	11/28/23	115,535	—
TRY	49,720,000	USD	1,726,972	Standard Chartered Bank	12/8/23	—	(20,724)
TRY	182,048,945	USD	6,345,431	Standard Chartered Bank	12/8/23	—	(98,031)
UZS	25,102,783,000	USD	2,008,223	ICBC Standard Bank plc	12/18/23	—	(32,931)
CNH	20,000,000	USD	2,746,502	JPMorgan Chase Bank, N.A.	12/20/23	—	(13,349)
CNH	427,813,617	USD	58,749,547	JPMorgan Chase Bank, N.A.	12/20/23	—	(285,538)
CNH	661,171,267	USD	90,795,410	JPMorgan Chase Bank, N.A.	12/20/23	—	(441,289)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
CZK	178,846,941	EUR	7,262,734	Goldman Sachs International	12/20/23	$ —	$ (7,464)
CZK	921,722,851	EUR	37,484,865	Goldman Sachs International	12/20/23	—	(96,727)
CZK	33,300,000	EUR	1,353,204	JPMorgan Chase Bank, N.A.	12/20/23	—	(2,382)
CZK	22,100,000	EUR	907,178	UBS AG	12/20/23	—	(11,237)
CZK	178,846,940	EUR	7,269,988	UBS AG	12/20/23	—	(15,157)
CZK	883,194,768	EUR	35,890,555	UBS AG	12/20/23	—	(63,584)
EUR	1,595,349	CZK	39,522,565	Bank of America, N.A.	12/20/23	—	(8,540)
EUR	3,475,011	CZK	85,500,000	Barclays Bank PLC	12/20/23	6,719	—
EUR	627,566	CZK	15,542,447	Citibank, N.A.	12/20/23	—	(3,160)
EUR	3,988,955	CZK	98,806,413	Citibank, N.A.	12/20/23	—	(20,734)
EUR	16,809,818	CZK	413,339,966	Goldman Sachs International	12/20/23	43,377	—
EUR	3,257,410	CZK	80,214,663	Goldman Sachs International	12/20/23	3,348	—
EUR	1,272,920	CZK	31,300,091	Goldman Sachs International	12/20/23	3,285	—
EUR	246,667	CZK	6,074,240	Goldman Sachs International	12/20/23	254	—
EUR	3,486,968	CZK	86,406,010	Standard Chartered Bank	12/20/23	—	(19,580)
EUR	16,007,449	CZK	393,911,293	UBS AG	12/20/23	28,359	—
EUR	3,260,663	CZK	80,214,663	UBS AG	12/20/23	6,798	—
EUR	1,212,161	CZK	29,828,859	UBS AG	12/20/23	2,147	—
EUR	246,913	CZK	6,074,240	UBS AG	12/20/23	515	—
EUR	1,595,883	CZK	39,522,565	UBS AG	12/20/23	—	(7,974)
EUR	4,352,488	HUF	1,706,201,500	BNP Paribas	12/20/23	—	(71,744)
EUR	1,085,954	HUF	425,881,276	Goldman Sachs International	12/20/23	—	(18,397)
EUR	1,539,973	HUF	602,188,766	Goldman Sachs International	12/20/23	—	(21,291)
EUR	3,820,523	HUF	1,493,366,162	Goldman Sachs International	12/20/23	—	(51,157)
EUR	1,085,991	HUF	425,881,276	HSBC Bank USA, N.A.	12/20/23	—	(18,358)
EUR	1,539,695	HUF	602,188,766	Standard Chartered Bank	12/20/23	—	(21,586)
EUR	3,849,874	HUF	1,505,471,911	Standard Chartered Bank	12/20/23	—	(53,290)
EUR	4,349,892	HUF	1,706,201,500	UBS AG	12/20/23	—	(74,498)
EUR	2,152,045	PLN	10,000,000	HSBC Bank USA, N.A.	12/20/23	—	(88,551)
EUR	2,829,091	PLN	13,130,000	JPMorgan Chase Bank, N.A.	12/20/23	—	(112,603)
EUR	1,739,834	RON	8,700,000	Citibank, N.A.	12/20/23	—	(7,321)
EUR	2,197,698	RON	10,980,000	JPMorgan Chase Bank, N.A.	12/20/23	—	(7,217)
EUR	45,236,812	RON	226,190,134	JPMorgan Chase Bank, N.A.	12/20/23	—	(187,069)
HUF	5,237,431,926	EUR	13,360,591	BNP Paribas	12/20/23	220,229	—
HUF	4,794,126,245	EUR	12,264,957	Goldman Sachs International	12/20/23	164,228	—
HUF	1,928,327,208	EUR	4,931,296	Goldman Sachs International	12/20/23	68,179	—
HUF	1,310,758,364	EUR	3,342,300	Goldman Sachs International	12/20/23	56,622	—
HUF	1,310,758,364	EUR	3,342,414	HSBC Bank USA, N.A.	12/20/23	56,501	—
HUF	4,761,301,751	EUR	12,175,857	Standard Chartered Bank	12/20/23	168,538	—
HUF	1,928,327,208	EUR	4,930,406	Standard Chartered Bank	12/20/23	69,123	—
HUF	5,237,431,924	EUR	13,352,621	UBS AG	12/20/23	228,681	—
ILS	31,921,320	USD	8,406,741	BNP Paribas	12/20/23	—	(488,122)
MXN	63,908,825	USD	3,630,335	BNP Paribas	12/20/23	—	(112,931)
MXN	81,000,000	USD	4,650,310	Citibank, N.A.	12/20/23	—	(192,245)
MXN	113,506,000	USD	6,542,133	Citibank, N.A.	12/20/23	—	(295,007)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
MXN	53,200,000	USD	2,918,002	Goldman Sachs International	12/20/23	$ 10,012	$ —
MXN	72,500,000	USD	3,981,801	Goldman Sachs International	12/20/23	8,442	—
MXN	53,200,000	USD	2,925,652	Goldman Sachs International	12/20/23	2,362	—
MXN	53,200,000	USD	2,925,902	Goldman Sachs International	12/20/23	2,112	—
MXN	6,111,945	USD	351,519	Goldman Sachs International	12/20/23	—	(15,131)
MXN	10,156,130	USD	584,606	JPMorgan Chase Bank, N.A.	12/20/23	—	(25,635)
MXN	159,600,000	USD	8,761,499	Standard Chartered Bank	12/20/23	22,540	—
MXN	132,578,000	USD	7,644,688	Standard Chartered Bank	12/20/23	—	(347,881)
MXN	134,448,000	USD	7,721,447	UBS AG	12/20/23	—	(321,719)
MXN	2,019,366,844	USD	113,556,666	UBS AG	12/20/23	—	(2,415,071)
MYR	162,578,714	USD	34,933,114	Barclays Bank PLC	12/20/23	—	(703,929)
MYR	71,522,058	USD	15,381,088	Goldman Sachs International	12/20/23	—	(322,894)
PLN	148,632,682	EUR	31,806,504	BNP Paribas	12/20/23	1,506,952	—
PLN	6,467,391	EUR	1,383,983	BNP Paribas	12/20/23	65,571	—
PLN	2,607,451	EUR	557,979	BNP Paribas	12/20/23	26,436	—
PLN	36,754,327	EUR	7,866,170	Goldman Sachs International	12/20/23	371,621	—
PLN	10,800,000	EUR	2,396,413	Goldman Sachs International	12/20/23	19,065	—
PLN	1,599,276	EUR	342,277	Goldman Sachs International	12/20/23	16,170	—
PLN	644,778	EUR	137,996	Goldman Sachs International	12/20/23	6,519	—
PLN	148,378,583	EUR	31,750,280	UBS AG	12/20/23	1,506,336	—
PLN	36,754,328	EUR	7,873,054	UBS AG	12/20/23	364,321	—
PLN	6,456,335	EUR	1,381,537	UBS AG	12/20/23	65,545	—
PLN	2,602,993	EUR	556,992	UBS AG	12/20/23	26,425	—
PLN	1,599,275	EUR	342,577	UBS AG	12/20/23	15,853	—
PLN	644,778	EUR	138,116	UBS AG	12/20/23	6,391	—
RON	8,600,000	EUR	1,720,229	Goldman Sachs International	12/20/23	6,820	—
RON	197,871,000	EUR	39,573,137	JPMorgan Chase Bank, N.A.	12/20/23	163,648	—
THB	120,400,000	USD	3,261,228	Standard Chartered Bank	12/20/23	102,961	—
THB	840,563,013	USD	23,702,725	Standard Chartered Bank	12/20/23	—	(215,902)
THB	765,594,000	USD	21,801,546	Standard Chartered Bank	12/20/23	—	(409,491)
THB	1,374,000,000	USD	39,448,185	Standard Chartered Bank	12/20/23	—	(1,056,186)
USD	10,135,919	CNH	74,000,000	Citibank, N.A.	12/20/23	23,251	—
USD	1,779,269	CNH	12,850,000	Citibank, N.A.	12/20/23	23,218	—
USD	6,453,209	CNH	47,000,000	Goldman Sachs International	12/20/23	30,299	—
USD	12,741,337	CNH	93,047,000	Goldman Sachs International	12/20/23	25,751	—
USD	3,844,465	CNH	28,000,000	Goldman Sachs International	12/20/23	18,050	—
USD	961,116	CNH	7,000,000	Goldman Sachs International	12/20/23	4,513	—
USD	40,633,881	CNH	295,895,515	JPMorgan Chase Bank, N.A.	12/20/23	197,491	—
USD	24,473,013	CNH	178,212,234	JPMorgan Chase Bank, N.A.	12/20/23	118,945	—
USD	5,837,179	CNH	42,506,280	JPMorgan Chase Bank, N.A.	12/20/23	28,370	—
USD	3,213,703	CNH	23,400,000	Standard Chartered Bank	12/20/23	15,914	—
USD	2,306,254	CNH	16,800,000	Standard Chartered Bank	12/20/23	10,405	—
USD	5,024,703	ILS	19,610,862	BNP Paribas	12/20/23	159,899	—
USD	3,125,400	ILS	12,310,458	HSBC Bank USA, N.A.	12/20/23	71,584	—
USD	1,903,973	MXN	34,920,000	Goldman Sachs International	12/20/23	—	(17,948)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,903,973	MXN	34,920,000	Goldman Sachs International	12/20/23	$ —	$ (17,948)
USD	4,238,362	MXN	73,900,000	State Street Bank and Trust Company	12/20/23	171,066	—
USD	1,044,286	MXN	18,935,000	State Street Bank and Trust Company	12/20/23	2,144	—
USD	1,007,991	MXN	18,306,000	State Street Bank and Trust Company	12/20/23	468	—
USD	961,195	MXN	17,546,200	State Street Bank and Trust Company	12/20/23	—	(4,510)
USD	555,964	MXN	10,221,000	State Street Bank and Trust Company	12/20/23	—	(6,578)
USD	56,948,142	MXN	1,012,703,123	UBS AG	12/20/23	1,211,147	—
USD	25,907,411	MXN	460,708,900	UBS AG	12/20/23	550,987	—
USD	1,208,557	MXN	21,491,654	UBS AG	12/20/23	25,703	—
USD	24,873,968	MYR	115,763,447	Barclays Bank PLC	12/20/23	501,230	—
USD	2,546,149	MYR	12,000,000	Barclays Bank PLC	12/20/23	19,679	—
USD	3,451,233	MYR	16,100,000	Goldman Sachs International	12/20/23	61,552	—
USD	22,343,679	THB	778,241,524	Standard Chartered Bank	12/20/23	598,230	—
USD	980,795	THB	35,100,000	Standard Chartered Bank	12/20/23	39	—
USD	2,080,736	THB	75,600,000	Standard Chartered Bank	12/20/23	—	(31,662)
USD	2,437,305	UYU	95,002,000	Citibank, N.A.	12/20/23	74,750	—
USD	1,215,058	UYU	47,448,000	Citibank, N.A.	12/20/23	35,098	—
USD	3,868,309	ZAR	73,400,000	Citibank, N.A.	12/20/23	—	(53,605)
USD	1,772,739	ZAR	33,833,202	Goldman Sachs International	12/20/23	—	(35,039)
USD	1,842,430	ZAR	35,242,918	Goldman Sachs International	12/20/23	—	(40,672)
USD	1,643,629	ZAR	31,531,548	Goldman Sachs International	12/20/23	—	(41,167)
USD	4,396,497	ZAR	83,908,346	Goldman Sachs International	12/20/23	—	(86,900)
USD	4,569,336	ZAR	87,404,527	Goldman Sachs International	12/20/23	—	(100,869)
USD	4,866,030	ZAR	93,350,418	Goldman Sachs International	12/20/23	—	(121,876)
USD	6,117,334	ZAR	117,107,183	Goldman Sachs International	12/20/23	—	(139,945)
USD	6,458,463	ZAR	123,978,601	Goldman Sachs International	12/20/23	—	(165,970)
USD	15,171,351	ZAR	290,432,756	Goldman Sachs International	12/20/23	—	(347,073)
USD	19,120,541	ZAR	367,043,650	Goldman Sachs International	12/20/23	—	(491,361)
USD	1,772,301	ZAR	33,833,202	HSBC Bank USA, N.A.	12/20/23	—	(35,477)
USD	1,662,877	ZAR	31,901,631	HSBC Bank USA, N.A.	12/20/23	—	(41,693)
USD	1,841,156	ZAR	35,242,918	HSBC Bank USA, N.A.	12/20/23	—	(41,947)
USD	4,395,413	ZAR	83,908,345	HSBC Bank USA, N.A.	12/20/23	—	(87,984)
USD	4,964,079	ZAR	94,737,950	HSBC Bank USA, N.A.	12/20/23	—	(97,966)
USD	4,566,175	ZAR	87,404,527	HSBC Bank USA, N.A.	12/20/23	—	(104,030)
USD	4,923,014	ZAR	94,446,064	HSBC Bank USA, N.A.	12/20/23	—	(123,434)
USD	6,114,938	ZAR	117,107,183	HSBC Bank USA, N.A.	12/20/23	—	(142,341)
USD	12,311,209	ZAR	234,955,732	HSBC Bank USA, N.A.	12/20/23	—	(242,962)
USD	15,165,409	ZAR	290,432,755	HSBC Bank USA, N.A.	12/20/23	—	(353,014)
USD	6,430,013	ZAR	123,295,492	JPMorgan Chase Bank, N.A.	12/20/23	—	(157,921)
USD	19,036,312	ZAR	365,021,275	JPMorgan Chase Bank, N.A.	12/20/23	—	(467,531)
USD	4,936,112	ZAR	94,148,939	UBS AG	12/20/23	—	(94,460)
USD	12,241,851	ZAR	233,494,950	UBS AG	12/20/23	—	(234,267)
USD	285,754	ZMW	5,986,547	JPMorgan Chase Bank, N.A.	12/20/23	15,774	—
ZAR	222,509,928	USD	11,591,292	Goldman Sachs International	12/20/23	297,874	—
ZAR	130,570,951	USD	6,820,642	Goldman Sachs International	12/20/23	156,035	—

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ZAR	55,595,885	USD	2,898,019	Goldman Sachs International	12/20/23	$ 72,584	$ —
ZAR	39,093,099	USD	2,043,710	Goldman Sachs International	12/20/23	45,115	—
ZAR	32,915,534	USD	1,719,410	Goldman Sachs International	12/20/23	39,335	—
ZAR	33,620,065	USD	1,761,571	Goldman Sachs International	12/20/23	34,819	—
ZAR	22,100,000	USD	1,157,615	Goldman Sachs International	12/20/23	23,233	—
ZAR	9,854,950	USD	515,197	Goldman Sachs International	12/20/23	11,373	—
ZAR	8,475,257	USD	444,073	Goldman Sachs International	12/20/23	8,777	—
ZAR	168,000,000	USD	8,746,294	HSBC Bank USA, N.A.	12/20/23	230,294	—
ZAR	130,570,950	USD	6,817,970	HSBC Bank USA, N.A.	12/20/23	158,706	—
ZAR	93,326,610	USD	4,890,127	HSBC Bank USA, N.A.	12/20/23	96,507	—
ZAR	55,595,884	USD	2,897,943	HSBC Bank USA, N.A.	12/20/23	72,660	—
ZAR	39,093,099	USD	2,042,296	HSBC Bank USA, N.A.	12/20/23	46,529	—
ZAR	32,915,534	USD	1,718,737	HSBC Bank USA, N.A.	12/20/23	40,008	—
ZAR	33,620,065	USD	1,761,137	HSBC Bank USA, N.A.	12/20/23	35,253	—
ZAR	37,523,059	USD	1,975,678	HSBC Bank USA, N.A.	12/20/23	29,257	—
ZAR	23,526,637	USD	1,232,749	HSBC Bank USA, N.A.	12/20/23	24,328	—
ZAR	9,854,950	USD	514,841	HSBC Bank USA, N.A.	12/20/23	11,729	—
ZAR	8,475,257	USD	443,964	HSBC Bank USA, N.A.	12/20/23	8,887	—
ZAR	18,761,530	USD	994,888	HSBC Bank USA, N.A.	12/20/23	7,579	—
ZAR	219,457,439	USD	11,444,977	JPMorgan Chase Bank, N.A.	12/20/23	281,088	—
ZAR	38,528,059	USD	2,032,204	Standard Chartered Bank	12/20/23	26,430	—
ZAR	18,761,529	USD	995,260	State Street Bank and Trust Company	12/20/23	7,208	—
ZAR	93,823,437	USD	4,919,047	UBS AG	12/20/23	94,134	—
ZAR	23,651,881	USD	1,240,039	UBS AG	12/20/23	23,730	—
UZS	15,485,095,000	USD	1,235,349	ICBC Standard Bank plc	12/21/23	8,975	—
UZS	7,711,664,000	USD	617,674	ICBC Standard Bank plc	12/21/23	2,006	—
USD	26,427,867	BRL	130,000,000	BNP Paribas	1/3/24	821,186	—
UZS	14,343,835,000	USD	1,142,935	JPMorgan Chase Bank, N.A.	1/10/24	—	(11,346)
HUF	438,538,871	EUR	1,075,932	BNP Paribas	1/11/24	59,290	—
HUF	1,336,803,348	EUR	3,325,712	UBS AG	1/11/24	131,967	—
HUF	396,963,222	EUR	979,156	UBS AG	1/11/24	48,120	—
UZS	7,795,050,000	USD	617,674	ICBC Standard Bank plc	1/22/24	9,160	—
UZS	6,864,495,463	USD	543,938	ICBC Standard Bank plc	1/22/24	8,066	—
HUF	2,149,534,827	EUR	5,036,398	Barclays Bank PLC	1/30/24	522,420	—
TRY	64,681,680	USD	2,071,488	Standard Chartered Bank	3/20/24	—	(52,846)
USD	2,006,862	TRY	64,681,680	Standard Chartered Bank	3/20/24	—	(11,779)
UZS	8,143,221,557	USD	632,483	JPMorgan Chase Bank, N.A.	4/19/24	—	(22,413)
NGN	250,679,285	USD	294,917	JPMorgan Chase Bank, N.A.	6/20/24	—	(56,377)
NGN	1,316,619,858	USD	1,595,903	Societe Generale	6/21/24	—	(343,430)
TRY	31,652,538	USD	936,473	Standard Chartered Bank	6/21/24	—	(34,366)
USD	901,518	TRY	31,652,538	Standard Chartered Bank	6/21/24	—	(590)
NGN	684,364,061	USD	805,141	Standard Chartered Bank	6/24/24	—	(154,723)
NGN	704,894,982	USD	805,141	Standard Chartered Bank	6/26/24	—	(135,625)
NGN	664,421,370	USD	746,547	Standard Chartered Bank	7/3/24	—	(116,835)
NGN	715,710,229	USD	795,234	Societe Generale	7/8/24	—	(117,957)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	425,197	AMD	169,568,504	Citibank, N.A.	9/6/24	$ 26,486	$ —
USD	1,260,027	AMD	511,886,000	Citibank, N.A.	9/16/24	58,272	—
EUR	2,509,535	PLN	11,900,000	Goldman Sachs International	9/20/24	—	(112,352)
TRY	156,911,000	USD	4,284,165	Standard Chartered Bank	9/20/24	—	(190,914)
USD	4,096,723	TRY	156,911,000	Standard Chartered Bank	9/20/24	3,472	—
TRY	42,655,000	USD	1,148,656	Standard Chartered Bank	9/23/24	—	(39,146)
USD	1,112,450	TRY	42,655,000	Standard Chartered Bank	9/23/24	2,940	—
UZS	2,692,778,443	USD	197,273	JPMorgan Chase Bank, N.A.	11/1/24	—	(2,026)
						$14,005,403	$(16,815,163)
Non-Deliverable Bond Forward Contracts*
Settlement Date	Notional Amount (000's omitted)		Reference Entity	Counterparty	Aggregate Cost	Unrealized Appreciation (Depreciation)
11/10/23	COP	18,000,000	Republic of Colombia, 6.00%, 4/28/28	Goldman Sachs International	$ 4,373,178	$ (130,732)
12/14/23	COP	18,000,000	Republic of Colombia, 7.25%, 10/18/34	Goldman Sachs International	4,373,178	55,365
1/2/24	COP	67,000,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	16,277,940	183,566
1/2/24	COP	56,900,000	Republic of Colombia, 6.00%, 4/28/28	Bank of America, N.A.	13,824,101	40,657
1/2/24	COP	72,000,000	Republic of Colombia, 7.50%, 8/26/26	Bank of America, N.A.	17,492,711	23,545
1/2/24	COP	73,500,000	Republic of Colombia, 10.00%, 7/24/24	Bank of America, N.A.	17,857,143	(130,643)
						$ 41,758
*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
Euro-Bobl	(23)	Short	12/7/23	$ (2,830,069)	$ 16,305
Euro-Bund	(15)	Short	12/7/23	(2,047,265)	39,837
U.S. 5-Year Treasury Note	(128)	Short	12/29/23	(13,373,000)	66,224
U.S. 10-Year Treasury Note	(4)	Short	12/19/23	(424,688)	15,816
					$138,182

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	195,900	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.66% (pays upon termination)	1/2/24	$ 170,133	$ —	$ 170,133
BRL	716,538	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.69% (pays upon termination)	1/2/24	662,923	—	662,923
BRL	27,758	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	14.07% (pays upon termination)	1/2/24	49,601	—	49,601
BRL	383,000	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.29% (pays upon termination)	7/1/24	(231,733)	—	(231,733)
BRL	72,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.36% (pays upon termination)	1/2/25	2,555,356	—	2,555,356
BRL	95,450	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.40% (pays upon termination)	1/2/25	(200,731)	—	(200,731)
BRL	95,450	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.50% (pays upon termination)	1/2/25	(178,142)	—	(178,142)
BRL	93,368	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(172,188)	—	(172,188)
BRL	97,532	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.52% (pays upon termination)	1/2/25	(179,281)	—	(179,281)
BRL	78,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.60% (pays upon termination)	1/2/25	(179,695)	—	(179,695)
BRL	183,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.96% (pays upon termination)	1/2/25	(104,866)	—	(104,866)
BRL	94,990	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.07% (pays upon termination)	1/2/25	(16,945)	—	(16,945)
BRL	51,700	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.45% (pays upon termination)	1/2/25	(32,480)	—	(32,480)
BRL	57,316	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.48% (pays upon termination)	1/2/25	(195,314)	—	(195,314)
BRL	57,254	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.49% (pays upon termination)	1/2/25	(192,520)	—	(192,520)
BRL	37,730	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	11.51% (pays upon termination)	1/2/25	(123,465)	—	(123,465)
BRL	88,800	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.02% (pays upon termination)	1/4/27	(804,703)	—	(804,703)
BRL	34,300	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	10.44% (pays upon termination)	1/4/27	(224,973)	—	(224,973)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
BRL	19,090	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.17% (pays upon termination)	1/2/29	$ 354,307	$ —	$ 354,307
BRL	15,200	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	13.07% (pays upon termination)	1/2/31	354,992	—	354,992
CLP	5,000,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.68% (pays semi-annually)	2/11/24	(159,452)	—	(159,452)
CLP	1,140,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.49% (pays semi-annually)	4/26/24	(31,557)	—	(31,557)
CLP	2,650,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.38% (pays semi-annually)	6/17/25	(361,071)	—	(361,071)
CLP	3,700,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.33% (pays semi-annually)	9/11/25	(452,194)	—	(452,194)
CLP	5,200,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.48% (pays semi-annually)	12/23/25	(800,813)	—	(800,813)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.59% (pays semi-annually)	1/27/26	(360,726)	—	(360,726)
CLP	2,500,000	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	1.92% (pays semi-annually)	2/23/26	(327,410)	—	(327,410)
CLP	584,900	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.87% (pays semi-annually)	5/31/26	(78,991)	—	(78,991)
CLP	4,854,200	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.51% (pays semi-annually)	9/20/28	166,262	—	166,262
CLP	4,854,200	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.68% (pays semi-annually)	9/20/28	(126,125)	—	(126,125)
CLP	3,362,600	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.08% (pays semi-annually)	7/1/31	(526,737)	—	(526,737)
CLP	4	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.18% (pays semi-annually)	7/2/31	(1)	—	(1)
CLP	25,304,700	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.23% (pays semi-annually)	9/20/33	635,343	—	635,343
CLP	6,236,900	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.56% (pays semi-annually)	12/20/33	85,751	—	85,751
CNY	507,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	154,173	—	154,173
CNY	68,700	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.40% (pays quarterly)	12/21/27	22,684	—	22,684

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	215,650	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/21/27	$ 142,183	$ —	$ 142,183
CNY	22,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.82% (pays quarterly)	6/21/28	55,872	—	55,872
CNY	41,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/21/28	116,993	—	116,993
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.28% (pays quarterly)	9/20/28	(29,839)	—	(29,839)
CNY	108,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	(69,319)	—	(69,319)
CNY	45,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.29% (pays quarterly)	9/20/28	(28,474)	—	(28,474)
CNY	18,990	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.41% (pays quarterly)	9/20/28	1,695	—	1,695
CNY	51,620	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	9/20/28	24,181	—	24,181
CNY	114,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.48% (pays quarterly)	9/20/28	58,847	—	58,847
CNY	62,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.49% (pays quarterly)	9/20/28	38,885	—	38,885
CNY	13,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	1,522	—	1,522
CNY	10,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	1,350	—	1,350
CNY	30,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	4,411	—	4,411
CNY	24,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.44% (pays quarterly)	12/20/28	3,672	—	3,672
CNY	9,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.45% (pays quarterly)	12/20/28	1,646	—	1,646
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.46% (pays quarterly)	12/20/28	5,601	—	5,601
CNY	21,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	6,230	—	6,230
CNY	27,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	8,817	—	8,817

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CNY	18,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.47% (pays quarterly)	12/20/28	$ 5,986	$ —	$ 5,986
COP	6,031,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	183,414	—	183,414
COP	6,488,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	178,872	—	178,872
COP	5,979,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.73% (pays quarterly)	11/26/25	153,583	—	153,583
COP	20,568,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(433,203)	—	(433,203)
COP	3,792,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	9.42% (pays quarterly)	11/26/25	10,918	—	10,918
COP	17,453,100	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	8.49% (pays quarterly)	9/20/28	89,793	—	89,793
CZK	200,800	Pays	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/6/25	(475,022)	—	(475,022)
CZK	258,400	Receives	6-month CZK PRIBOR (pays semi-annually)	1.37% (pays annually)	3/17/25	607,620	—	607,620
CZK	300,000	Pays	6-month CZK PRIBOR (pays semi-annually)	1.46% (pays annually)	3/15/26	(963,456)	—	(963,456)
CZK	110,000	Pays	6-month CZK PRIBOR (pays semi-annually)	5.39% (pays annually)	3/15/28	296,518	—	296,518
CZK	53,900	Pays	6-month CZK PRIBOR (pays semi-annually)	4.61% (pays annually)	6/21/28	(8,275)	—	(8,275)
CZK	230,500	Pays	6-month CZK PRIBOR (pays semi-annually)	4.15% (pays annually)	9/20/28	(169,257)	—	(169,257)
CZK	51,941	Pays	6-month CZK PRIBOR (pays semi-annually)	3.94% (pays annually)	9/20/33	(109,450)	—	(109,450)
CZK	103,882	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(213,735)	—	(213,735)
CZK	125,800	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(256,598)	—	(256,598)
CZK	156,178	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	(317,284)	—	(317,284)
CZK	61,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	(31,134)	—	(31,134)
HUF	480,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.79% (pays annually)	8/6/24	(140,962)	—	(140,962)
HUF	3,500,000	Pays	6-month HUF BUBOR (pays semi-annually)	0.71% (pays annually)	11/22/24	(1,522,180)	—	(1,522,180)
HUF	6,619,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.30% (pays annually)	3/16/25	2,045,241	—	2,045,241
HUF	1,000,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.20% (pays annually)	11/4/25	(555,823)	—	(555,823)
INR	841,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	13,969	—	13,969

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
INR	1,743,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	$ 38,277	$ —	$ 38,277
INR	2,479,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	55,253	—	55,253
INR	536,600	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/28	14,545	—	14,545
KRW	3,290,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.11% (pays quarterly)	6/21/28	(103,092)	—	(103,092)
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.57% (pays quarterly)	6/21/28	(54,640)	—	(54,640)
KRW	3,303,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.60% (pays quarterly)	6/21/28	(50,881)	—	(50,881)
KRW	3,417,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.61% (pays quarterly)	6/21/28	(52,082)	—	(52,082)
KRW	11,700,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	2.07% (pays quarterly)	11/24/31	(1,257,473)	—	(1,257,473)
KRW	944,071	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.23% (pays quarterly)	6/21/33	(51,393)	—	(51,393)
KRW	2,086,473	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	6/21/33	(103,849)	—	(103,849)
KRW	1,055,244	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	6/21/33	(51,292)	—	(51,292)
KRW	658,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.35% (pays quarterly)	6/21/33	(30,933)	—	(30,933)
KRW	1,056,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.29% (pays quarterly)	9/20/33	(54,928)	—	(54,928)
KRW	766,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(39,123)	—	(39,123)
KRW	191,712	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	(9,731)	—	(9,731)
KRW	1,021,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	(50,418)	—	(50,418)
KRW	1,021,500	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	(49,931)	—	(49,931)
KRW	2,183,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	(98,149)	—	(98,149)
KRW	2,228,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	(84,104)	—	(84,104)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
KRW	4,502,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	$ (159,358)	$ —	$ (159,358)
KRW	2,073,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(73,248)	—	(73,248)
KRW	1,773,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	(62,203)	—	(62,203)
KRW	2,101,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	(69,758)	—	(69,758)
KRW	543,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	(3,960)	—	(3,960)
KRW	1,075,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	(7,045)	—	(7,045)
MXN	350,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.98% (pays monthly)	11/29/23	(77,035)	314	(76,721)
MXN	185,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.13% (pays monthly)	2/2/24	(108,004)	—	(108,004)
MXN	600,760	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	610,455	—	610,455
MXN	166,961	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	168,593	—	168,593
MXN	408,300	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.35% (pays monthly)	3/14/24	363,124	—	363,124
MXN	67,771	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.08% (pays monthly)	6/27/24	(138,111)	—	(138,111)
MXN	224,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.19% (pays monthly)	6/27/24	(363,874)	—	(363,874)
MXN	130,204	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.66% (pays monthly)	11/7/24	350,891	—	350,891
MXN	391,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.65% (pays monthly)	2/6/25	(1,750,538)	—	(1,750,538)
MXN	144,000	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	7.40% (pays monthly)	3/11/25	385,982	—	385,982
MXN	222,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	4.71% (pays monthly)	12/12/25	(1,410,279)	—	(1,410,279)
MXN	111,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.07% (pays monthly)	4/28/26	(601,052)	—	(601,052)

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	165,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.11% (pays monthly)	6/8/26	$ (887,688)	$ —	$ (887,688)
MXN	130,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.21% (pays monthly)	6/29/26	(698,637)	—	(698,637)
MXN	160,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.54% (pays monthly)	9/4/26	(841,301)	—	(841,301)
MXN	23,000	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	4/17/28	(52,675)	—	(52,675)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.04% (pays annually)	1/31/24	(58,326)	—	(58,326)
PLN	16,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	2/11/24	(48,202)	—	(48,202)
PLN	13,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.05% (pays annually)	2/28/24	(35,093)	—	(35,093)
PLN	15,522	Pays	6-month PLN WIBOR (pays semi-annually)	2.01% (pays annually)	3/13/24	(30,070)	—	(30,070)
PLN	18,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.00% (pays annually)	5/30/24	(178,984)	—	(178,984)
PLN	37,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.79% (pays annually)	7/5/24	(377,077)	—	(377,077)
PLN	27,850	Pays	6-month PLN WIBOR (pays semi-annually)	1.77% (pays annually)	8/6/24	(267,612)	—	(267,612)
PLN	12,200	Pays	6-month PLN WIBOR (pays semi-annually)	1.66% (pays annually)	10/2/24	(102,881)	—	(102,881)
PLN	11,400	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/28/24	(74,172)	—	(74,172)
PLN	50,000	Pays	6-month PLN WIBOR (pays semi-annually)	1.97% (pays annually)	1/20/25	(505,219)	—	(505,219)
PLN	10,800	Pays	6-month PLN WIBOR (pays semi-annually)	0.48% (pays annually)	8/7/25	(230,144)	—	(230,144)
PLN	11,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.69% (pays annually)	8/26/25	(221,371)	—	(221,371)
PLN	42,000	Pays	6-month PLN WIBOR (pays semi-annually)	0.64% (pays annually)	1/25/26	(1,006,514)	—	(1,006,514)
PLN	48,000	Receives	6-month PLN WIBOR (pays semi-annually)	1.69% (pays annually)	9/20/26	956,853	—	956,853
PLN	102,370	Receives	6-month PLN WIBOR (pays semi-annually)	2.19% (pays annually)	10/8/26	1,696,351	—	1,696,351
PLN	13,250	Pays	6-month PLN WIBOR (pays semi-annually)	3.87% (pays annually)	3/3/27	(35,069)	—	(35,069)
PLN	99,138	Pays	6-month PLN WIBOR (pays semi-annually)	3.91% (pays annually)	3/3/27	(227,648)	—	(227,648)
PLN	24,350	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(432,896)	—	(432,896)
PLN	75,000	Pays	6-month PLN WIBOR (pays semi-annually)	2.84% (pays annually)	1/10/28	(1,229,022)	—	(1,229,022)
PLN	20,000	Pays	6-month PLN WIBOR (pays semi-annually)	5.29% (pays annually)	3/15/28	238,352	—	238,352

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
PLN	26,700	Pays	6-month PLN WIBOR (pays semi-annually)	1.74% (pays annually)	7/2/31	$ (1,377,149)	$ —	$ (1,377,149)
PLN	20,500	Pays	6-month PLN WIBOR (pays semi-annually)	5.19% (pays annually)	9/21/32	86,630	—	86,630
PLN	8,000	Receives	6-month PLN WIBOR (pays semi-annually)	5.85% (pays annually)	12/21/32	(169,682)	—	(169,682)
PLN	46,000	Receives	6-month PLN WIBOR (pays semi-annually)	5.24% (pays annually)	6/21/33	(130,784)	—	(130,784)
THB	200,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.87% (pays semi-annually)	11/4/23	(52,564)	—	(52,564)
THB	200,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	11/4/23	118,702	—	118,702
THB	120,000	Pays	6-month THB Fixing Rate (pays semi-annually)	2.01% (pays semi-annually)	11/18/23	(34,461)	—	(34,461)
THB	120,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	11/18/23	36,608	—	36,608
THB	175,000	Pays	6-month THB Fixing Rate (pays semi-annually)	1.94% (pays semi-annually)	11/25/23	(48,370)	—	(48,370)
THB	175,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	2.24% (pays semi-annually)	11/25/23	101,944	—	101,944
THB	175,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.29% (pays semi-annually)	11/25/24	(103,915)	—	(103,915)
THB	233,000	Receives	Thai Overnight Repurchase Rate (pays semi-annually)	1.02% (pays semi-annually)	3/17/25	157,442	—	157,442
THB	291,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	0.90% (pays semi-annually)	2/23/26	(357,530)	—	(357,530)
THB	120,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.30% (pays semi-annually)	11/18/26	(148,642)	—	(148,642)
THB	514,900	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.94% (pays semi-annually)	12/20/28	42,176	—	42,176
THB	177,200	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	2.95% (pays semi-annually)	12/20/28	16,601	—	16,601
THB	204,600	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.72% (pays semi-annually)	10/29/31	(592,160)	—	(592,160)
THB	200,000	Pays	Thai Overnight Repurchase Rate (pays semi-annually)	1.69% (pays semi-annually)	11/4/31	(615,881)	—	(615,881)
ZAR	244,000	Receives	3-month ZAR JIBAR (pays quarterly)	7.04% (pays quarterly)	3/12/25	231,399	—	231,399
ZAR	65,700	Receives	3-month ZAR JIBAR (pays quarterly)	6.91% (pays quarterly)	3/13/25	69,085	—	69,085

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
ZAR	132,000	Receives	3-month ZAR JIBAR (pays quarterly)	6.64% (pays quarterly)	10/18/26	$ 300,475	$ (472)	$ 300,003
Total						$(14,215,265)	$(158)	$ (14,215,423)
Interest Rate Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	MYR	17,413	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	$ (109,235)
Citibank, N.A.	THB	87,340	Pays	6-month THB Fixing Rate (pays semi-annually)	1.96% (pays semi-annually)	3/18/24	(7,768)
Deutsche Bank AG	THB	324,320	Pays	6-month THB Fixing Rate (pays semi-annually)	2.13% (pays semi-annually)	11/19/23	8,008
JPMorgan Chase Bank, N.A.	MYR	88,787	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	3/16/27	(557,615)
Total							$(666,610)
Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	$86	1.00% (pays quarterly)(1)	6/20/24	$ (391)	$ (1,677)	$ (2,068)
Total				$(391)	$(1,677)	$(2,068)
*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Abbreviations:
BUBOR	– Budapest Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
JIBAR	– Johannesburg Interbank Average Rate
KLIBOR	– Kuala Lumpur Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PRIBOR	– Prague Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Portfolio of Investments — continued

Currency Abbreviations:
AMD	– Armenian Dram
BAM	– Bosnia-Herzegovina Convertible Mark
BRL	– Brazilian Real
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EUR	– Euro
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
ILS	– Israeli Shekel
INR	– Indian Rupee
KRW	– South Korean Won
LKR	– Sri Lankan Rupee

MXN	– Mexican Peso
MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romanian Leu
RSD	– Serbian Dinar
THB	– Thai Baht
TRY	– Turkish Lira
UAH	– Ukrainian Hryvnia
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Statement of Assets and Liabilities

October 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,043,053,162)	$ 918,669,968
Affiliated investments, at value (identified cost $97,178,009)	97,178,009
Cash	244,397
Deposits for derivatives collateral:
Futures contracts	427,600
Centrally cleared derivatives	31,137,406
OTC derivatives	1,944,000
Foreign currency, at value (identified cost $27,055,536)	26,902,809
Interest receivable	19,713,635
Dividends receivable from affiliated investments	309,717
Receivable for investments sold	258,346
Receivable for variation margin on open centrally cleared derivatives	115,861
Receivable for open forward foreign currency exchange contracts	14,005,403
Receivable for open swap contracts	8,009
Receivable for open non-deliverable bond forward contracts	303,133
Trustees' deferred compensation plan	76,997
Total assets	$1,111,295,290
Liabilities
Cash collateral due to brokers	$ 1,944,000
Payable for reverse repurchase agreements, including accrued interest of $36,006	11,447,196
Written options outstanding, at value (premiums received $180,858)	108,317
Payable for investments purchased	215,738
Payable for securities sold short, at value (proceeds $8,108,487)	7,897,239
Payable for variation margin on open futures contracts	617
Payable for open forward foreign currency exchange contracts	16,815,163
Payable for open swap contracts	674,618
Payable for closed swap contracts	72,097
Payable for open non-deliverable bond forward contracts	261,375
Payable to affiliates:
Investment adviser fee	581,161
Trustees' fees	6,387
Trustees' deferred compensation plan	76,997
Interest payable on securities sold short	402,881
Accrued foreign capital gains taxes	354,305
Accrued expenses	423,036
Total liabilities	$ 41,281,127
Net Assets applicable to investors' interest in Portfolio	$1,070,014,163

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Statement of Operations

Year Ended
October 31, 2023
Investment Income
Dividend income from affiliated investments	$ 4,233,631
Interest income (net of foreign taxes withheld of $1,465,277)	76,327,546
Total investment income	$ 80,561,177
Expenses
Investment adviser fee	$ 7,293,177
Trustees’ fees and expenses	72,550
Custodian fee	687,836
Legal and accounting services	167,742
Miscellaneous	42,579
Total expenses	$ 8,263,884
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 139,990
Total expense reductions	$ 139,990
Net expenses	$ 8,123,894
Net investment income	$ 72,437,283
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions (net of foreign capital gains taxes of $147,122)	$(105,948,046)
Written options	15,859
Securities sold short	79,751
Futures contracts	439,343
Swap contracts	(19,955,113)
Foreign currency transactions	11,329,290
Forward foreign currency exchange contracts	45,468,483
Non-deliverable bond forward contracts	4,851,325
Net realized loss	$ (63,719,108)
Change in unrealized appreciation (depreciation):
Investments (including net increase in accrued foreign capital gains taxes of $108,306)	$ 131,646,403
Written options	72,541
Securities sold short	211,248
Futures contracts	(83,986)
Swap contracts	13,218,974
Foreign currency	962,591
Forward foreign currency exchange contracts	(16,417,746)
Non-deliverable bond forward contracts	1,162,661
Net change in unrealized appreciation (depreciation)	$ 130,772,686
Net realized and unrealized gain	$ 67,053,578
Net increase in net assets from operations	$ 139,490,861

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Statements of Changes in Net Assets

	Year Ended October 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 72,437,283	$ 79,020,018
Net realized loss	(63,719,108)	(174,403,398)
Net change in unrealized appreciation (depreciation)	130,772,686	(183,608,590)
Net increase (decrease) in net assets from operations	$ 139,490,861	$ (278,991,970)
Capital transactions:
Contributions	$ 327,529,582	$ 154,343,479
Withdrawals	(355,736,811)	(478,241,966)
Net decrease in net assets from capital transactions	$ (28,207,229)	$ (323,898,487)
Net increase (decrease) in net assets	$ 111,283,632	$ (602,890,457)
Net Assets
At beginning of year	$ 958,730,531	$1,561,620,988
At end of year	$1,070,014,163	$ 958,730,531

See Notes to Financial Statements.

Emerging Markets Local Income Portfolio
October 31, 2023
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses	0.72% (1)	0.76% (1)	0.75%	0.79%	0.78%
Net investment income	6.43%	6.43%	4.98%	5.79%	7.01%
Portfolio Turnover	67%	33%	56%	56%	46%
Total Return	15.00%	(20.12)%	1.48%	0.08%	23.15%
Net assets, end of year (000’s omitted)	$1,070,014	$958,731	$1,561,621	$1,253,935	$1,238,490
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to 0.01% and less than 0.005% of average daily net assets for the years ended October 31, 2023 and 2022, respectively).

Emerging Markets Local Income Portfolio
October 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Emerging Markets Local Income Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2023, Eaton Vance Emerging Markets Local Income Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 89.1%, 10.6% and 0.3%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates.

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D  Federal and Other Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
As of October 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
H  Futures Contracts—Upon entering into a futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the  futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
I  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts—The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.
J  Purchased Options—Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying

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Notes to Financial Statements — continued

investment transaction to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
K  Written Options—Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, may have no control over whether the underlying instrument may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the instrument underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.
L  Interest Rate Swaps—Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, if any (which are amortized over the life of the swap contract), are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.
M  Cross-Currency Swaps—Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.
N  Credit Default Swaps—When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
O  Repurchase Agreements—A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be

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Notes to Financial Statements — continued

delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.
P  Reverse Repurchase Agreements—Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.
Q  Securities Sold Short—A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.650%
$1 billion but less than $2 billion	0.625%
$2 billion but less than $5 billion	0.600%
$5 billion and over	0.575%
For the year ended October 31, 2023, the Portfolio’s investment adviser fee amounted to $7,293,177 or 0.65% of the Portfolio’s average daily net assets.
The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2023, the investment adviser fee paid was reduced by $139,990 relating to the Portfolio's investment in the Liquidity Fund.
During the year ended October 31, 2023, BMR reimbursed the Portfolio $27,496 for a net realized loss due to a trading error. The amount of the reimbursement had an impact on total return of less than 0.01%.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, aggregated $747,388,313 and $577,292,592, respectively, for the year ended October 31, 2023.

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4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Portfolio at October 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,063,376,993
Gross unrealized appreciation	$ 88,272,436
Gross unrealized depreciation	(143,735,525)
Net unrealized depreciation	$ (55,463,089)
5  Financial Instruments
The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2023 is included in the Portfolio of Investments. At October 31, 2023, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Credit Risk: The Portfolio enters into credit default swap contracts to enhance total return and/or as a substitute for the purchase or sale of securities.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2023, the fair value of derivatives with credit-related contingent features in a net liability position was $17,859,473. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $15,213,466 at October 31, 2023.
The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.
The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for

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Notes to Financial Statements — continued

the benefit of the Portfolio, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2023 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2023.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2023 was as follows:
	Fair Value
Statement of Assets and Liabilities Caption	Credit	Foreign Exchange	Interest Rate	Total
Unaffiliated investments, at value	$ —	$ 412,361	$ —	$ 412,361
Not applicable	—	5,890,498*	15,447,264*	21,337,762
Receivable for open forward foreign currency exchange contracts	—	14,005,403	—	14,005,403
Receivable for open swap contracts	—	—	8,008	8,008
Receivable for open non-deliverable bond forward contracts	—	—	303,133	303,133
Total Asset Derivatives	$ —	$ 20,308,262	$ 15,758,405	$ 36,066,667
Derivatives not subject to master netting or similar agreements	$ —	$ 5,890,498	$ 15,447,264	$ 21,337,762
Total Asset Derivatives subject to master netting or similar agreements	$ —	$ 14,417,764	$ 311,141	$ 14,728,905
Written options outstanding, at value	$ —	$ (108,317)	$ —	$ (108,317)
Not applicable	(391)*	(7,637,889)*	(29,524,347)*	(37,162,627)
Payable for open forward foreign currency exchange contracts	—	(16,815,163)	—	(16,815,163)
Payable for open swap contracts	—	—	(674,618)	(674,618)
Payable for open non-deliverable bond forward contracts	—	—	(261,375)	(261,375)
Total Liability Derivatives	$(391)	$(24,561,369)	$(30,460,340)	$(55,022,100)
Derivatives not subject to master netting or similar agreements	$(391)	$ (7,637,889)	$(29,524,347)	$(37,162,627)
Total Liability Derivatives subject to master netting or similar agreements	$ —	$(16,923,480)	$ (935,993)	$(17,859,473)
*	Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.
The Portfolio's derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio for such assets and pledged by the Portfolio for such liabilities as of October 31, 2023.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
Bank of America, N.A.	$ 247,768	$ (139,183)	$ (52,550)	$ —	$ 56,035	$ —
Barclays Bank PLC	1,274,972	(864,684)	—	(370,000)	40,288	370,000
BNP Paribas	2,859,563	(1,335,095)	—	(1,524,468)	—	1,530,000
Citibank, N.A.	404,695	(404,695)	—	—	—	—
Deutsche Bank AG	8,008	—	—	(8,008)	—	44,000
Goldman Sachs International	2,299,990	(2,299,990)	—	—	—	—
HSBC Bank USA, N.A.	889,822	(889,822)	—	—	—	—

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Notes to Financial Statements — continued

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received
ICBC Standard Bank plc	$ 28,207	$ (28,207)	$ —	$ —	$ —	$ —
JPMorgan Chase Bank, N.A.	923,151	(923,151)	—	—	—	—
Standard Chartered Bank	1,167,825	(1,167,825)	—	—	—	—
State Street Bank and Trust Company	180,886	(180,886)	—	—	—	—
UBS AG	4,444,018	(3,237,967)	(1,206,051)	—	—	—
	$14,728,905	$(11,471,505)	$(1,258,601)	$(1,902,476)	$96,323	$1,944,000

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged
Bank of America, N.A.	$ (139,183)	$ 139,183	$ —	$ —	$ —	$ —
Barclays Bank PLC	(864,684)	864,684	—	—	—	—
BNP Paribas	(1,335,095)	1,335,095	—	—	—	—
Citibank, N.A.	(579,840)	404,695	175,145	—	—	—
Goldman Sachs International	(3,254,055)	2,299,990	708,969	—	(245,096)	—
HSBC Bank USA, N.A.	(1,956,860)	889,822	869,284	—	(197,754)	—
ICBC Standard Bank plc	(72,467)	28,207	—	—	(44,260)	—
JPMorgan Chase Bank, N.A.	(2,350,311)	923,151	1,124,194	—	(302,966)	—
Societe Generale	(461,387)	—	461,387	—	—	—
Standard Chartered Bank	(3,011,918)	1,167,825	1,844,093	—	—	—
State Street Bank and Trust Company	(595,706)	180,886	291,753	—	(123,067)	—
UBS AG	(3,237,967)	3,237,967	—	—	—	—
	$(17,859,473)	$11,471,505	$5,474,825	$ —	$(913,143)	$ —
Total — Deposits for derivatives collateral — OTC derivatives						$1,944,000
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Emerging Markets Local Income Portfolio
October 31, 2023
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the year ended October 31, 2023 was as follows:
Statement of Operations Caption	Credit	Foreign Exchange	Interest Rate	Total
Net realized gain (loss):
Investment transactions	$ —	$ 797,239	$ —	$ 797,239
Written options	—	15,859	—	15,859
Futures contracts	—	—	439,343	439,343
Swap contracts	18,074	60,233	(20,033,420)	(19,955,113)
Forward foreign currency exchange contracts	—	45,468,483	—	45,468,483
Non-deliverable bond forward contracts	—	—	4,851,325	4,851,325
Total	$18,074	$ 46,341,814	$(14,742,752)	$ 31,617,136
Change in unrealized appreciation (depreciation):
Investments	$ —	$ (92,975)	$ —	$ (92,975)
Written options	—	72,541	—	72,541
Futures contracts	—	—	(83,986)	(83,986)
Swap contracts	1,489	—	13,217,485	13,218,974
Forward foreign currency exchange contracts	—	(16,417,746)	—	(16,417,746)
Non-deliverable bond forward contracts	—	—	1,162,661	1,162,661
Total	$ 1,489	$(16,438,180)	$ 14,296,160	$ (2,140,531)
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Non-Deliverable Bond Forward Contracts	Swap Contracts
$7,986,000	$2,671,129,000	$101,005,000	$1,502,100,000
*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased and written currency options contracts outstanding during the year ended October 31, 2023, which are indicative of the volume of these derivative types, were approximately $59,621,000 and $45,462,000, respectively.
6  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 22, 2024. In connection with the renewal of the agreement on October 24, 2023, the borrowing limit was decreased from $725 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2023, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2023.

Emerging Markets Local Income Portfolio
October 31, 2023
Notes to Financial Statements — continued

7  Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of October 31, 2023 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	9/29/23	On Demand(1)	5.65%	$ 5,404,935	$ 5,428,687
Barclays Bank PLC	10/16/23	On Demand(1)	5.65	6,006,255	6,018,509
Total				$11,411,190	$11,447,196
(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At October 31, 2023, the type of securities pledged as collateral for all open reverse repurchase agreements was Sovereign Government Bonds.
For the year ended October 31, 2023, the average borrowings under settled reverse repurchase agreements and the average interest rate paid were approximately $637,300 and 5.65%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2023. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2023.
Reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.
The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2023.
Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
Barclays Bank PLC	$8,251,177	$(8,251,177)	$ —	$ —
Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
Barclays Bank PLC	$(11,447,196)	$8,251,177	$3,196,019	$ —
*	Including accrued interest.
(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(b)	Net amount represents the net amount receivable from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Emerging Markets Local Income Portfolio
October 31, 2023
Notes to Financial Statements — continued

8  Affiliated Investments
At October 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $97,178,009, which represents 9.1% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$34,198,985	$1,077,538,470	$(1,014,559,446)	$ —	$ —	$97,178,009	$4,233,631	97,178,009
9  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Foreign Corporate Bonds	$ —	$ 26,002,715	$ —	$ 26,002,715
Loan Participation Notes	—	—	25,557,142	25,557,142
Sovereign Government Bonds	—	795,110,832	—	795,110,832
Short-Term Investments:
Affiliated Fund	97,178,009	—	—	97,178,009
Repurchase Agreements	—	8,251,177	—	8,251,177
Sovereign Government Securities	—	33,522,024	—	33,522,024
U.S. Treasury Obligations	—	29,813,717	—	29,813,717
Purchased Currency Options	—	412,361	—	412,361
Total Investments	$ 97,178,009	$ 893,112,826	$ 25,557,142	$ 1,015,847,977
Forward Foreign Currency Exchange Contracts	$ —	$ 19,895,901	$ —	$ 19,895,901
Non-Deliverable Bond Forward Contracts	—	303,133	—	303,133
Futures Contracts	138,182	—	—	138,182
Swap Contracts	—	15,317,090	—	15,317,090
Total	$ 97,316,191	$ 928,628,950	$ 25,557,142	$ 1,051,502,283
Liability Description
Securities Sold Short	$ —	$ (7,897,239)	$ —	$ (7,897,239)
Written Currency Options	—	(108,317)	—	(108,317)
Forward Foreign Currency Exchange Contracts	—	(24,453,052)	—	(24,453,052)

Emerging Markets Local Income Portfolio
October 31, 2023
Notes to Financial Statements — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Non-Deliverable Bond Forward Contracts	$ —	$ (261,375)	$ —	$ (261,375)
Swap Contracts	—	(30,199,356)	—	(30,199,356)
Total	$ —	$ (62,919,339)	$ —	$ (62,919,339)
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Loan Participation Notes	Sovereign Government Bonds	Sovereign Government Securities	Total
Balance as of October 31, 2022	$ 29,380,678	$ 39,170,230	$ 2,887,584	$ 71,438,492
Realized gains (losses)	(3,219,071)	—	—	(3,219,071)
Change in net unrealized appreciation (depreciation)	745,339	—	—	745,339
Cost of purchases	20,217,220	—	—	20,217,220
Proceeds from sales, including return of capital	(21,726,478)	—	—	(21,726,478)
Accrued discount (premium)	159,454	—	—	159,454
Transfers to Level 3	—	—	—	—
Transfers from Level 3(1)	—	(39,170,230)	(2,887,584)	(42,057,814)
Balance as of October 31, 2023	$ 25,557,142	$ —	$ —	$ 25,557,142
Change in net unrealized appreciation (depreciation) on investments still held as of October 31, 2023	$ (1,916,974)	$ —	$ —	$ (1,916,974)
(1)	Transferred from Level 3 based on the observability of valuation inputs resulting from new market activity.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of October 31, 2023:
Type of Investment	Fair Value as of October 31, 2023	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Loan Participation Notes	$25,557,142	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	5.46%-9.79%**	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 7.68% based on relative principal amounts.
10  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.

Emerging Markets Local Income Portfolio
October 31, 2023
Notes to Financial Statements — continued

Emerging market securities often involve greater risks than developed market securities. Investment markets within emerging market countries are typically smaller, less liquid, less developed and more volatile than those in more developed markets like the United States, and may be focused in certain economic sectors. The information available about an emerging market issuer may be less reliable than for comparable issuers in more developed capital markets. Governmental actions can have a significant effect on the economic conditions in emerging market countries. It may be more difficult to make a claim or obtain a judgment in the courts of these countries than it is in the United States. The possibility of fraud, negligence, undue influence being exerted by an issuer or refusal to recognize ownership exists in some emerging markets. Disruptions due to work stoppages and trading improprieties in foreign securities markets have caused such markets to close. Emerging market securities are also subject to speculative trading, which contributes to their volatility.
Economic data as reported by sovereign entities may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a sovereign entity to restructure defaulted debt may be limited. Therefore, losses on sovereign defaults may far exceed the losses from the default of a similarly rated U.S. debt issuer.
On February 24, 2022, Russia launched an invasion of Ukraine, following rising tensions over the buildup of Russian troops along the Ukrainian border and joint military exercises by Russia with Belarus. In response to the invasion, many countries, including the U.S., have imposed economic sanctions on Russian governmental institutions, Russian entities, and Russian individuals. The conflict and sanctions have had a negative impact on the Russian economy, on the Russian currency, and on investments having exposure to Russia, Belarus and Ukraine. The conflict could also have a significant effect on investments outside the region. The duration and extent of the military conflict with Russia and the related sanctions cannot be predicted at this time.

Emerging Markets Local Income Portfolio
October 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Emerging Markets Local Income Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Emerging Markets Local Income Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2023, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2023, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various recently adopted regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2023 meeting, the Board received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Emerging Markets Local Income Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Emerging Markets Local Income Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio.
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund and the Portfolio, including recent changes to such personnel. The Board considered each Adviser’s expertise with respect to emerging markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio. The Trustees considered the potential benefits to the Fund of the ability to make direct investments, such as an improved ability to: gain exposure to sectors of the market EVM believes may not be represented or underrepresented by the Portfolio; to hedge certain Portfolio exposures; and/or to otherwise manage the exposures of the Fund.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2022. In this regard, the Board noted that the performance of the Fund was higher than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2022, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisoryand related services are reasonable.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Board of Trustees’ Contract Approval — continued

Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.
The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio , on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2023, the Committee provided a written report to the Fund’s Board of Trustees/
Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2022 through December 31, 2022 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Emerging Markets Local Income Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management, "MSIM" refers to Morgan Stanley Investment Management Inc. and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 127 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Anchal Pachnanda(1) 1980	Trustee	Since 2023	Co-Head of Strategy of MSIM (since 2019). Formerly, Head of Strategy of MSIM (2017-2019). Ms. Pachnanda is an interested person because of her position with MSIM, which is an affiliate of the Trust.
Other Directorships. None.
Noninterested Trustees
Alan C. Bowser 1962	Trustee	Since 2022	Private investor. Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. Independent Director of Stout Risius Ross (a middle market professional services advisory firm) (since 2021).
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Kenneth A. Topping 1966	President	Since 2023	Vice President and Chief Administrative Officer of EVM and BMR and Chief Operating Officer for Public Markets at MSIM. Also Vice President of Calvert Research and Management (“CRM”) since 2021. Formerly, Chief Operating Officer for Goldman Sachs Asset Management `Classic' (2009-2020).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.

Eaton Vance
Emerging Markets Local Income Fund
October 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1)  Ms. Pachnanda began serving as Trustee effective April 1, 2023.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
Tailored Shareholder Reports. Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Eaton Vance Funds.

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Investment Adviser of Emerging Markets Local Income Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Eaton Vance Emerging Markets Local Income Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered  Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3040    10.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/22	10/31/23
Audit Fees	$94,900	$91,900
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$3,000	$0
All Other Fees(3)	$0	$1,200

Total	$97,900	$93,100

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2022 and October 31, 2023; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/22	10/31/23
Registrant	$3,000	$1,200
Eaton Vance(1)	$52,836	$0

(1)	Certain subsidiaries of Morgan Stanley. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: December 22, 2023

By:	/s/ Kenneth A. Topping
Kenneth A. Topping
President

Date: December 22, 2023